Shareholder Report, Average Annual Return (Details)	4 Months Ended	6 Months Ended	12 Months Ended	28 Months Ended	48 Months Ended	60 Months Ended	66 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000234952
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Income Opportunities Fund - Class A
Average Annual Return, Percent			0.79%		1.18%
C000234953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Income Opportunities Fund - Class I
C000221920
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA International Fund - Class A
Average Annual Return, Percent			13.95%			6.56%	10.06%
C000221919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA International Fund - Class I
C000221922
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Large Cap Plus Fund - Class A
Average Annual Return, Percent			1.06%			6.54%	11.11%
C000221921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Large Cap Plus Fund - Class I
C000246925
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Short Duration Fund - Class A
Average Annual Return, Percent			(1.19%)	2.02%
C000246926
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Short Duration Fund - Class I
C000221924
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Small Cap Fund - Class A
Average Annual Return, Percent			7.99%			4.90%	13.36%
C000221923
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Small Cap Fund - Class I
C000267518
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VELA Small-Mid Cap Fund - Class I
Without Sales Load [Member] | C000234952
Average Annual Return [Line Items]
Average Annual Return, Percent			6.07%		2.49%
Without Sales Load [Member] | C000234953
Average Annual Return [Line Items]
Average Annual Return, Percent			6.34%		2.76%
Without Sales Load [Member] | C000221920
Average Annual Return [Line Items]
Average Annual Return, Percent			19.95%			7.66%	11.10%
Without Sales Load [Member] | C000221919
Average Annual Return [Line Items]
Average Annual Return, Percent			20.19%			7.97%	11.40%
Without Sales Load [Member] | C000221922
Average Annual Return [Line Items]
Average Annual Return, Percent			6.35%			7.63%	12.16%
Without Sales Load [Member] | C000221921
Average Annual Return [Line Items]
Average Annual Return, Percent			6.66%			7.90%	12.44%
Without Sales Load [Member] | C000246925
Average Annual Return [Line Items]
Average Annual Return, Percent			4.02%	4.35%
Without Sales Load [Member] | C000246926
Average Annual Return [Line Items]
Average Annual Return, Percent			4.28%	4.87%
Without Sales Load [Member] | C000221924
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%			5.99%	14.43%
Without Sales Load [Member] | C000221923
Average Annual Return [Line Items]
Average Annual Return, Percent			13.94%			6.26%	14.71%
Without Sales Load [Member] | C000267518
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.10%)
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			18.09%		10.60%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD ex USA Index
Average Annual Return, Percent			22.99%			8.40%	11.32%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD ex USA Index
Average Annual Return, Percent			22.99%			8.40%	11.32%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%	13.87%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%	13.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.35%	3.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.35%	3.94%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%	13.87%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%	13.87%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(3.69%)
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.13%		6.14%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.74%			11.34%	14.05%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.74%			11.34%	14.05%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent			3.96%	4.56%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent			3.96%	4.56%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			25.72%			3.77%	11.07%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			25.72%			3.77%	11.07%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	0.87%